Material accounting policies - Calculation of diluted earnings per ordinary share based on treasury stock method (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material accounting policies
Profits attributable to Himax Technologies, Inc. stockholders	$ 43,937	$ 79,755	$ 50,616
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding	349,034	349,593	348,990
Unvested RSUs	153	434	576
Adjusted weighted average number of ordinary shares outstanding	349,187	350,027	349,566
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.13	$ 0.23	$ 0.14
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 0.25	$ 0.46	$ 0.29
Weighted Average Basic Number of ADS Equivalent Outstanding	174,517	174,796	174,495
Weighted Average Diluted Number of ADS Equivalent Outstanding	174,593	175,014	174,783